Note 14 - Warrants (Tables)	12 Months Ended
Nov. 30, 2016
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

March 2013 Warrants	$ 2.10	1,491,742	March 22, 2018	372,936
July 2013 Warrants	$ 2.55	870,000	July 31, 2018	217,500
June 2016 Warrants	$ 1.93	3,114,740	June 02, 2021	1,557,370
		5,476,482		2,147,806

Schedule Of Warrant Transactions
	Series A	March 2013	July 2013	June 2016
	Warrants	Warrants	Warrants	Warrants	Total

Outstanding, December 1, 2015	2,835,000	1,724,300	870,000	-	5,429,300
Issued	-	-	-	3,714,286	3,714,286
Exercised	-	(232,558)	-	(599,546)	(832,104)
Expired	(2,835,000)	-	-	-	(2,835,000)
Outstanding, November 30, 2016	-	1,491,742	870,000	3,114,740	5,476,482

	Series A	March 2013	July 2013
	Warrants	Warrants	Warrants	Total

Outstanding, December 1, 2014	3,285,000	1,724,300	870,000	5,879,300
Exercised	(450,000)	-	-	(450,000)
Outstanding, November 30, 2015	2,835,000	1,724,300	870,000	5,429,300